Stock-Based Compensation Plan - Stock Option Plan (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
2017 Stock Option Plan
Fair value assumptions
Expected term (in years)		5 years
Stock option | 2017 Stock Option Plan
Fair value assumptions
Expected volatility	80.00%	81.00%
Expected dividend yield	0.00%
Risk-free interest rate		0.37%
Stock option | 2020 Stock Option Plan
Fair value assumptions
Expected volatility	80.00%
Expected dividend yield	0.00%
Expected term (in years)	6 years 3 months
Risk-free interest rate	0.62%
Stock option | Earnout RSUs
Fair value assumptions
Expected volatility	80.00%
Starting stock price	$ 11.31
Expected term (in years)	5 years
Risk-free interest rate	0.45%
Minimum | Stock option | 2017 Stock Option Plan
Fair value assumptions
Expected term (in years)	3 years 7 months 6 days
Risk-free interest rate	0.32%
Minimum | Stock option | Earnout RSUs
Fair value assumptions
Earnout hurdle	$ 12.50
Maximum | Stock option | 2017 Stock Option Plan
Fair value assumptions
Expected term (in years)	4 years 9 months 18 days
Risk-free interest rate	0.45%
Maximum | Stock option | Earnout RSUs
Fair value assumptions
Earnout hurdle	$ 15.00